Vessels - Acquisitions and Sales (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Vessels [Line Items]
Cash paid for vessel acquisitions	$ 62,332	$ 106,619
Net proceeds from sale of vessel	0	0
Suezmax tanker Eurovision
Vessels [Line Items]
Acquisition of newly constructed vessels	61,506
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Vessels [Line Items]
Acquisition of newly constructed vessels		202,971
Cash paid for vessel acquisitions		$ 104,826